ACCOUNTS RECEIVABLE - Financing Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Current financing receivables	$ 1,922	$ 1,792
Long-term financing receivables	886	854
Total financing receivables	$ 2,808	$ 2,646